S000047257 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Intermediate Corporate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.22%	1.51%	2.61%
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	1.25%	(0.33%)	1.35%
Hybrid Northern Trust Credit-Scored US Corporate Bond IndexSM/Northern Trust US Corporate Bond Quality Value IndexSM
Prospectus [Line Items]
Average Annual Return, Percent	[3]	4.90%	2.19%	3.09%
FlexShares Credit-Scored US Corporate Bond Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		4.63%	1.67%	2.65%
FlexShares Credit-Scored US Corporate Bond Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.57%	0.30%	1.37%
FlexShares Credit-Scored US Corporate Bond Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.72%	0.72%	1.49%

[1]	Reflects no deduction for fees, expenses or taxes.
[2]	In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the Bloomberg U.S. Intermediate Corporate Bond Index to the Bloomberg U.S. Aggregate Bond Index. The Fund will continue to compare its performance to the Bloomberg U.S. Intermediate Corporate Bond Index, which reflects the market segments in which the Fund invests.
[3]	The hybrid index performance information reflects the performance of the Northern Trust Credit-Scored US Corporate Bond IndexSM (Previous Index) through April 30, 2020 and the Northern Trust US Corporate Bond Quality Value IndexSM thereafter. The Previous Index terminated as of May 1, 2020.